EQUITY (Details Narrative) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Equity
Share capital	€ 45,297,900	€ 45,121,956
Divided shares	45,297,900	45,121,956
Other reserves	€ 1,399